OPERATING PARTNERSHIP FINANCIAL INFORMATION Q (Tables)	9 Months Ended
Sep. 30, 2025
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of Consolidated Interim Statements of Income (Loss)
The following tables represent the consolidated statements of financial position and consolidated statements of operations of GDH LP, the Company’s operating partnership.
Galaxy Digital Holdings LP’s Condensed Consolidated Interim Statements of Operations and Other Comprehensive Income (Loss)

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

Revenues	$28,401,870	$8,570,657	$50,039,611	$26,788,920
Gains / (losses) from operations	816,982	141,633	1,091,745	616,504
Revenues and gains / (losses) from operations	29,218,852	8,712,290	51,131,356	27,405,424
Operating expenses:
Transaction expenses	28,292,777	8,536,135	49,869,727	26,659,061
Impairment of digital assets	197,702	108,466	437,608	190,939
Other operating expenses	186,858	106,829	512,697	326,289
Total operating expenses	28,677,337	8,751,430	50,820,032	27,176,289

Other income / (expense):	957	(2,075)	(33,691)	(12,536)

Net income / (loss) before taxes	$542,471	$(41,215)	$277,633	$216,599
Income taxes expense / (benefit)	(7,100)	(7,885)	(7,354)	(12,602)
Net income / (loss)	$549,571	$(33,330)	$284,987	$229,201
Other comprehensive income (loss)	(2,605)	—	(2,605)	—
Comprehensive income (loss)	$546,966	$(33,330)	$282,382	$229,201

Schedule of Consolidated Interim Statements of Financial Position
Galaxy Digital Holdings LP’s Condensed Consolidated Interim Statements of Financial Position

	September 30, 2025	December 31, 2024
Assets
Cash and cash equivalents	$1,135,581	$462,103
Digital assets	4,164,534	2,928,225
Digital assets receivable	21,432	60,720
Digital assets loan receivable, net of allowance	1,299,669	579,530
Investments	2,106,202	1,643,506
Assets posted as collateral	714,869	277,147
Loans receivable	647,764	476,620
Property and equipment, net	874,059	237,038
Other assets	477,842	454,966
Total assets	$11,441,952	$7,119,855
Liabilities and Equity
Digital assets borrowed	3,064,762	1,497,609
Loans payable	446,915	510,718
Collateral payable	2,547,179	1,399,655
Notes payable	1,150,287	845,186
Other liabilities	1,116,682	672,335
Total liabilities	8,325,825	4,925,503

Total equity	3,116,127	2,194,352

Total liabilities and equity	$11,441,952	$7,119,855